Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt, Current [Abstract]
Bank loans		¥ 127,900	¥ 419,950
Short-term Debt	$ 19,602	127,900	419,950
Current portion of long-term borrowings	6,897	45,000	60,000
Total current borrowings		172,900	479,950
Non-Current
Bank loans		845,000	90,000
Other loans		800,000	1,600,000
Total non-current borrowings	$ 252,107	1,645,000	1,690,000
Total borrowings		¥ 1,817,900	¥ 2,169,950